PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	April 30, 2023	July 31, 2022
Leasehold Improvement	$32,125	$32,125
Computer	11,770	11,770
Equipment	147,409	147,409
Total	191,304	191,304
Less: accumulated depreciation and amortization	(155,908)	(123,529)
Total property and equipment, net	$35,396	$67,775

Depreciation expense for the nine months ended April 30, 2023, and 2022, was $32,379 and $25,903, respectively.

NOTE 4. PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	December 31, 2022	December 31, 2021
Leasehold Improvement	$32,125	$32,125
Computer	11,770	11,770
Equipment	147,409	147,409
Total	191,304	191,304
Less: accumulated depreciation and amortization	(149,432)	(123,529)
Total property and equipment, net	$41,872	$67,775

Depreciation expense amounted to $25,903 and $25,903 for the years ended December 31, 2022, and 2021, respectively. Also, during the year 2021, the company recognise an impairment expense of $33,333 on goodwill.